Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt
2025	$ 258,739
2026	298,853
2027	140,874
2028	108,585
2029	17,232
2030 and thereafter	85,370
Total	909,653	$ 963,005
Sale & Leaseback
Long-Term Debt
2025	14,399
2026	15,060
2027	15,751
2028	16,520
2029	17,232
2030 and thereafter	85,370
Total	164,332
Periodic repayment
Long-Term Debt
2025	81,257
2026	64,272
2027	31,525
2028	13,241
Total	190,295
Balloon repayment
Long-Term Debt
2025	163,083
2026	219,521
2027	93,598
2028	78,824
Total	$ 555,026